HARRIS INSIGHT FUNDS
                           Four Falls Corporate Center
                   West Conshohocken, Pennsylvania 19428-2961

                                  May 12, 1999

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004


               HT Insight Funds, Inc. d/b/a/ Harris Insight Funds
                       1933 Act Registration No. 33-17957
                       1940 Act Registration No. 811-5366


Ladies and Gentlemen:

         In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, HT Insight Funds, Inc. d/b/a Harris Insight Funds (the "Fund") certifies that:

         a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Fund's registration statement on Form N-1A; and

         b. the text of the most recent post-effective amendment to the Fund's registration statement was filed with the Commission via EDGAR on May 7, 1999.

                                                Very truly yours,

                                                HT Insight Funds, Inc. d/b/a/
                                                Harris Insight Funds

                                                /s/ Gary M. Gardner
                                                --------------------
                                                By:  Gary M. Gardner
                                                Its: Secretary